Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEOs(1),(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (In Thousands)	Return on Average Common Equity
					Axos Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)

2025	$11,694,915	$22,672,818	$1,925,950	$2,686,571	344.38	179.50	$432,908	17.30%
2024	13,861,409	19,394,010	1,415,002	2,005,992	258.83	147.89	450,008	21.64%
2023	10,605,532	5,859,824	1,308,698	1,469,939	178.62	123.55	307,165	17.22%
2022	13,734,823	8,266,718	1,489,318	979,109	162.36	149.73	240,716	15.61%
2021	5,184,508	11,991,308	1,185,961	2,549,105	210.10	159.42	215,707	16.51%
(1)NEOs included in the above table are compromised of the following individuals. In accordance with SEC rules, only the Company’s CEO, CFO and three highest-paid NEOs from the Summary Compensation Table are included.

Company Selected Measure Name	return on average common equity
Named Executive Officers, Footnote

Fiscal Year	PEO	Non-PEO NEOs

2025	Gregory Garrabrants	David Park, Brian Swanson, John Tolla, Derrick K. Walsh
2024	Gregory Garrabrants	Thomas Constantine, Raymond Matsumoto, David Park, Derrick K. Walsh
2023	Gregory Garrabrants	Thomas Constantine, Raymond Matsumoto, David Park, Derrick K. Walsh
2022	Gregory Garrabrants	Thomas Constantine, Raymond Matsumoto, Andrew J. Micheletti, Brian Swanson, Derrick K. Walsh
2021	Gregory Garrabrants	Eshel Bar-Adon, Raymond Matsumoto, Andrew J. Micheletti, Brian Swanson
(2)The following summarizes the amounts deducted and added to the Summary Compensation Table Total for PEO to calculate CAP to PEO:

PEO Total Compensation Amount	$ 11,694,915	$ 13,861,409	$ 10,605,532	$ 13,734,823	$ 5,184,508
PEO Actually Paid Compensation Amount	$ 22,672,818	19,394,010	5,859,824	8,266,718	11,991,308
Adjustment To PEO Compensation, Footnote

	Fiscal Year
	2025		2024		2023		2022		2021
Amounts reported in the Summary Compensation Table as Stock Awards granted during the fiscal year which are based on grant date fair values	$(8,892,443)		$(9,433,632)		$(5,225,526)		$(8,792,836)		$—
Fair value as of the end of the fiscal year of equity awards granted during the fiscal year which remain outstanding and unvested as of the end of the fiscal year	7,135,898	(a)	6,496,355	(b)	3,275,492	(c)	4,083,638	(d)	—
Change in fair value during the fiscal year of awards granted in prior years that remain outstanding and unvested as of the end of the fiscal year	7,574,286		5,293,448		858,642		(3,781,373)		2,917,200
Fair value as of the vesting date for awards that were granted and vested during the fiscal year	—		—		—		4,287,266		—
Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested during the fiscal year	5,160,162		3,176,430		429,321		(1,264,800)		3,889,600
Fair value as of the end of the prior fiscal year of awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year	—		—		(4,083,637)		—		—
Net difference between Summary Compensation Table Total for PEO and CAP to PEO	$10,977,903		$5,532,601		$(4,745,708)		$(5,468,105)		$6,806,800
(a)Includes RSUs related to awards made to Mr. Garrabrants on January 1, 2025 to be issued, if at all, in September 2026 based on the Company’s performance in connection with the renewal of his employment agreement. See “Impact of One-Year Renewal on CEO RSU Award Grant Date” and footnote 5 to the Summary Compensation Table for additional information regarding the fiscal year 2025 estimated award.
(b)Reflects an aggregated estimated RSU award totaling 113,672 RSUs, related to awards made to Mr. Garrabrants on January 1, 2024 which were issued in September 2025 based on the Company’s performance in connection with the renewal of his employment agreement. The change in fair value of the actual RSU award issued in September 2025 is included in “Change in fair value during the fiscal year of awards granted in prior years that remain outstanding and unvested as of the end of the fiscal year” in fiscal year 2025. Both amounts have been revised from the prior year presentation. See “Impact of One-Year Renewal on CEO RSU Award Grant Date” and footnote 5 to the Summary Compensation Table for additional information regarding the fiscal year 2024 estimated award.
(c)Reflects an aggregated estimated RSU award totaling 83,050 RSUs, related to awards made to Mr. Garrabrants on January 1, 2023 which were issued in September 2024 based on the Company’s performance in connection with the renewal of his employment agreement. The change in fair value of the actual RSU award issued in September 2024 is included in “Change in fair value during the fiscal year of awards granted in prior years that remain outstanding and unvested as of the end of the fiscal year” in fiscal year 2024. Both amounts have been revised from the prior year presentation. See “Impact of One-Year Renewal on CEO RSU Award Grant Date” and footnote 5 to the Summary Compensation Table for additional information regarding the fiscal year 2023 estimated award.
(d)Reflects an aggregated estimated RSU award totaling 113,909 RSUs, related to awards made to Mr. Garrabrants on January 1, 2022 which were based on the Company’s performance in connection with the renewal of his employment agreement.

Non-PEO NEO Average Total Compensation Amount	$ 1,925,950	1,415,002	1,308,698	1,489,318	1,185,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,686,571	2,005,992	1,469,939	979,109	2,549,105
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal Year
	2025	2024	2023	2022	2021
Amounts reported in the Summary Compensation Table as Stock Awards granted during the fiscal year which are based on grant date fair values	$(1,022,903)	$(508,040)	$(461,723)	$(749,258)	$(510,473)
Fair value as of the end of the fiscal year of equity awards granted during the fiscal year which remain outstanding and unvested as of the end of the fiscal year	1,222,761	634,979	488,573	559,274	801,457
Change in fair value during the fiscal year of awards granted in prior years that remain outstanding and unvested as of the end of the fiscal year	487,055	406,560	81,648	(340,008)	897,969
Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested during the fiscal year	73,708	57,491	52,743	19,783	174,191
Net difference between Average Summary Compensation Table Total for Non-PEO NEOs and Average CAP to Non-PEO NEOs	$760,621	$590,990	$161,241	$(510,209)	$1,363,144

Compensation Actually Paid vs. Total Shareholder Return

PEO CAP	Average CAP for Non-PEO NEO

Company Shareholder Returns	Peer Group Shareholder Returns

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income

PEO CAP	Average CAP for Non-PEO NEO	Net Income

Compensation Actually Paid vs. Company Selected Measure

PEO CAP	Average CAP for Non-PEO NEO	Average Common Equity

Total Shareholder Return Vs Peer Group

PEO CAP	Average CAP for Non-PEO NEO

Company Shareholder Returns	Peer Group Shareholder Returns

Total Shareholder Return Amount	$ 344.38	258.83	178.62	162.36	210.10
Peer Group Total Shareholder Return Amount	179.50	147.89	123.55	149.73	159.42
Net Income (Loss)	$ 432,908,000	$ 450,008,000	$ 307,165,000	$ 240,716,000	$ 215,707,000
Company Selected Measure Amount	0.2164	0.2164	0.1561	0.1561	0.1651
PEO Name	Gregory Garrabrants	Gregory Garrabrants	Gregory Garrabrants	Gregory Garrabrants	Gregory Garrabrants
Additional 402(v) Disclosure	Axos Total Shareholder Return and Peer Group Total Shareholder Return assumes $100 was invested in Company common stock and in the ABAQ Total Return Index (ticker: XABQ), respectively, on June 30, 2020.
Axos total shareholder return and peer group total shareholder return are impacted by external factors related to broader equity markets. PEO CAP and Average CAP for Non-PEO NEO include significant equity components and are calculated using the fiscal year-end share prices, which inherently are impacted by external factors related to broader equity markets.
Excluding the impact of a one-time gain recognized related to a loan purchase in fiscal year 2024, the Company’s net income has increased in each of the past five fiscal years reflecting the successful leadership of the PEO and the Non-PEO NEOs. However, net income is dependent on a variety of factors, some of which are not directly linked to how compensation actually paid to the Company’s executive officers is determined for purposes of this disclosure, including the share price of the Company’s common stock during the applicable fiscal year.
The Company’s return on average common equity has ranged from 15.61% to 21.64% over the past five fiscal years. Return on average common equity is dependent on a variety of factors, some of which are not directly linked to how compensation actually paid to the Company’s executive officers is determined for purposes of this disclosure, including the share price of the Company’s common stock during the applicable fiscal year.

PEO
Pay vs Performance Disclosure
Tabular List, Table

Net income	Total return to stockholders
Return on average common equity	Market capitalization
Average common equity

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Return on average common equity
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Average common equity
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Total return to stockholders
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Market capitalization
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,977,903	$ 5,532,601	$ (4,745,708)	$ (5,468,105)	$ 6,806,800
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,892,443)	(9,433,632)	(5,225,526)	(8,792,836)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,135,898	6,496,355	3,275,492	4,083,638	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,574,286	5,293,448	858,642	(3,781,373)	2,917,200
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	4,287,266	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,160,162	3,176,430	429,321	(1,264,800)	3,889,600
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	(4,083,637)	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Tabular List, Table

Overall and relative performance of the Named Executive Officer
Corporate performance, including return on average common equity
Peer bank Named Executive Officer compensation levels
Business unit performance

Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Overall and relative performance of the Named Executive Officer
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate performance, including return on average common equity
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Peer bank Named Executive Officer compensation levels
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Business unit performance
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 760,621	590,990	161,241	(510,209)	1,363,144
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,022,903)	(508,040)	(461,723)	(749,258)	(510,473)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,761	634,979	488,573	559,274	801,457
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,055	406,560	81,648	(340,008)	897,969
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 73,708	$ 57,491	$ 52,743	$ 19,783	$ 174,191